RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following tables reconcile net assets available for benefits per the financial statements to Form 5500 as of December 31, 2025 and 2024 ($ in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$6,906,718	$5,951,872
Less: amounts allocated to withdrawing participants	(1,607)	(2,615)

Net assets available for benefits per Form 5500	$6,905,111	$5,949,257

The following table reconciles benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025 ($ in thousands):

Benefits paid to participants per the financial statements	$656,453
Add: amounts allocated to withdrawing participants at December 31, 2025	1,607
Less: amounts allocated to withdrawing participants at December 31, 2024	(2,615)

Benefits paid to participants per Form 5500	$655,445